Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 11. Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification requires the use of valuation techniques that are consistent with the market approach, the income approach and/or the cost approach. Inputs to valuation techniques refer to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable, meaning those that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from independent sources, or unobservable, meaning those that reflect the Company’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In that regard, the Topic establishes a fair value hierarchy for valuation inputs that give the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs.

The fair value hierarchy is as follows:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the Company has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect the Company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The following table summarizes the financial assets and liabilities measured at fair value on a recurring basis segregated by the level of valuation inputs within the fair value hierarchy utilized to measure fair value (in thousands):

	June 30, 2020
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Earn-Out from siParadigm	$788	$—	$—	$788
	$788	$—	$—	$788

Liabilities:
Warrant liability	$26	$—	$—	$26
	$26	$—	$—	$26

	December 31, 2019
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Earn-Out from siParadigm	$1,103	$—	$—	$1,103
	$1,103	$—	$—	$1,103

Liabilities:
Warrant liability	$178	$—	$—	$178
Notes payable	16	—	—	16
	$194	$—	$—	$194

At December 31, 2019, the Company had a liability payable to VenturEast from a prior acquisition. The liability to VenturEast was settled during the six months ended June 30, 2020 with 3 thousand shares of common stock at a value of $4.20 per common share and following two payments of $50 thousand. The cash payments were recorded in general and administrative expense on the consolidated statement of operations and other comprehensive income (loss). During the three months ended June 30, 2020 and 2019, the Company recognized gains of approximately $0 thousand and $7 thousand, respectively, due to the change in value of the note. During the six months ended June 30, 2020 and 2019, the Company recognized gains of approximately $4 thousand and $7 thousand, respectively, due to the change in value of the note.

At June 30, 2020, the warrant liability consists of stock warrants issued as part of the 2016 Offerings that contain contingent net settlement features. In accordance with derivative accounting for warrants, the Company calculated the fair value of warrants and the assumptions used are described in Note 10, “Fair Value of Warrants.” During the three months ended June 30, 2020 and 2019, the Company recognized gains of approximately $25 thousand and $206 thousand, respectively, on the derivative warrants due to the decrease in its stock price. During the six months ended June 30, 2020 and 2019, the Company recognized gains of approximately $152 thousand and $199 thousand, respectively, on the derivative warrants due to the decrease in its stock price.

At June 30, 2020, the Company had an earn-out receivable from siParadigm that is based on tests performed by siParadigm for the Company’s former Clinical Business customers between July 5, 2019 and July 4, 2020, as discussed in Note 1. The value of the earn-out is based on actual tests performed through June 30, 2020 and the Company’s estimate of tests to be performed through the remainder of the earn-out period.

Realized and unrealized gains and losses related to the change in fair value of the VenturEast note, warrant liability and other derivatives are included in other income (expense) on the Unaudited Condensed Consolidated Statements of Operations and Other Comprehensive Income (Loss).

The following table summarizes the activity of the earn-out receivable from siParadigm, the note payable to VenturEast and of the Company’s derivative warrants, which were measured at fair value using Level 3 inputs (in thousands):

	Assets	Liabilities
	Earn-Out
	from	Note Payable	Warrant
	siParadigm	to VenturEast	Liability
Fair value at January 1, 2020	$1,103	$16	$178
Receipts received during period	(250)	—	—
Change in fair value	(65)	(4)	(152)
Settlement of liability	—	(12)	—
Fair value at June 30, 2020	$788	$—	$26

Note 17. Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification requires the use of valuation techniques that are consistent with the market approach, the income approach and/or the cost approach. Inputs to valuation techniques refer to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable, meaning those that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from independent sources, or unobservable, meaning those that reflect the Company’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In that regard, the Topic establishes a fair value hierarchy for valuation inputs that give the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs.

The fair value hierarchy is as follows:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the Company has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect the Company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The following table summarizes the financial assets and liabilities measured at fair value on a recurring basis segregated by the level of valuation inputs within the fair value hierarchy utilized to measure fair value (in thousands):

	2019
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Earn-Out from siParadigm	$1,103	$—	$—	$1,103
	$1,103	$—	$—	$1,103

Liabilities:
Warrant liability	$178	$—	$—	$178
Notes payable	16	—	—	16
	$194	$—	$—	$194

	2018
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Warrant liability	$248	$—	$—	$248
Notes payable	20	—	—	20
Other derivatives	86	—	—	86
	$354	$—	$—	$354

At December 31, 2019 and 2018, the warrant liability consists of stock warrants issued as part of the 2016 Offerings that contain contingent redemption features. At December 31, 2018, the warrant liability also included warrants issued as part of the 2017 Offering that contained contingent redemption features until they expired in June 2019. In accordance with derivative accounting for warrants, the Company calculated the fair value of warrants and the assumptions used are described in Note 16, “Fair Value of Warrants.” Realized and unrealized gains and losses related to the change in fair value of the warrant liability are included in other income (expense) on the Consolidated Statements of Operations and Other Comprehensive Loss.

At December 31, 2019 and 2018, the Company had a note payable to VenturEast from a prior acquisition. The ultimate repayment of the note will be the value of 3 thousand shares of common stock at the time of payment. The value of the note payable to VenturEast was determined using the fair value of the Company’s common stock at the reporting date. During the years ended December 31, 2019 and 2018, the Company recognized gains of $4 thousand and $136 thousand, respectively, due to the changes in value of the note. Realized and unrealized gains and losses related to the VenturEast note are included in other income (expense) on the Consolidated Statements of Operations and Other Comprehensive Loss. In January 2020, the Company entered into a settlement agreement with VenturEast, which is described in Note 21.

At December 31, 2019, the Company had an earn-out receivable from siParadigm that is based on tests performed by siParadigm for the Company’s former Clinical Business customers between July 5, 2019 and July 4, 2020, as discussed in Note 1. The value of the earn-out is based on actual tests performed through December 31, 2019 and the Company’s estimate of tests to be performed through the remainder of the earn-out period.

The following table summarizes the activity of the notes payable to VenturEast, the Earn-Out from siParadigm, and derivative warrants, which were measured at fair value using Level 3 inputs (in thousands):

	Assets	Liabilities
	Earn-Out
	from	Note Payable	Warrant	Other
	siParadigm	to VenturEast	Liability	Derivatives
Fair value at January 1, 2018	$—	$156	$4,403	$—
Change in fair value	—	(136)	(3,732)	—
Fair value of warrants reclassified to equity	—	—	(423)	—
Fair value of certain default provisions	—	—	—	86
Fair value at December 31, 2018	—	20	248	86
Fair value at issuance	2,376	—	—	—
Receipts received during the period	(338)	—	—	—
Fair value of certain default provisions	—	—	—	—
Change in fair value	(935)	(4)	(70)	(86)
Fair value at December 31, 2019	$1,103	$16	$178	$—